Summary of Significant Accounting Policies (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Disaggregation of Revenue [Line Items]
Total Revenue	$ 2,723,532	$ 2,013,662	$ 6,827,867	$ 6,046,531	$ 8,483,608	$ 8,887,402
Products Transferred at a Point in Time [Member]
Disaggregation of Revenue [Line Items]
Total Revenue	936,344	410,238	1,544,786	1,285,297	2,196,133	3,537,362
Products and Services Transferred Over Time [Member]
Disaggregation of Revenue [Line Items]
Total Revenue	1,787,188	1,603,424	5,283,081	4,761,234	6,287,475	5,350,040
Infrastructure & Disaster Recovery/Cloud Service [Member]
Disaggregation of Revenue [Line Items]
Total Revenue	1,437,398	1,336,348	4,240,796	3,960,466	5,437,684	4,616,707
Equipment and Software [Member]
Disaggregation of Revenue [Line Items]
Total Revenue	936,344	350,339	1,544,786	1,285,297	1,784,658	3,221,704
Managed Services [Member]
Disaggregation of Revenue [Line Items]
Total Revenue	169,565	195,847	557,515	322,133	365,767	603,716
Nexxis Voip Services [Member]
Disaggregation of Revenue [Line Items]
Total Revenue	180,225	131,129	484,770	478,635	484,024	129,617
Professional Fees [Member]
Disaggregation of Revenue [Line Items]
Total Revenue					411,475	315,658
UNITED STATES
Disaggregation of Revenue [Line Items]
Total Revenue	2,702,981	1,950,461	6,720,284	5,935,317	8,269,792	8,801,417
UNITED STATES | Infrastructure & Disaster Recovery/Cloud Service [Member]
Disaggregation of Revenue [Line Items]
Total Revenue	1,416,847	1,273,147	4,133,213	3,849,252	5,223,868	4,530,722
UNITED STATES | Equipment and Software [Member]
Disaggregation of Revenue [Line Items]
Total Revenue	936,344	350,339	1,544,786	1,285,297	1,784,658	3,221,704
UNITED STATES | Managed Services [Member]
Disaggregation of Revenue [Line Items]
Total Revenue	169,565	195,847	557,515	322,133	365,767	603,716
UNITED STATES | Nexxis Voip Services [Member]
Disaggregation of Revenue [Line Items]
Total Revenue	180,225	131,128	484,770	478,635	484,024	129,617
UNITED STATES | Professional Fees [Member]
Disaggregation of Revenue [Line Items]
Total Revenue					411,475	315,658
UNITED STATES | Other [Member]
Disaggregation of Revenue [Line Items]
Total Revenue						8,801,417
International
Disaggregation of Revenue [Line Items]
Total Revenue	20,551	63,201	107,583	111,214	213,816	85,985
International | Infrastructure & Disaster Recovery/Cloud Service [Member]
Disaggregation of Revenue [Line Items]
Total Revenue	20,551	63,201	107,583	111,214	213,816	85,985
International | Equipment and Software [Member]
Disaggregation of Revenue [Line Items]
Total Revenue
International | Managed Services [Member]
Disaggregation of Revenue [Line Items]
Total Revenue
International | Nexxis Voip Services [Member]
Disaggregation of Revenue [Line Items]
Total Revenue
International | Professional Fees [Member]
Disaggregation of Revenue [Line Items]
Total Revenue